LONGTERM INVESTMENTS (Details) - Talisker Resources Ltd [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Statement [Line Items]
Fair Value of long term investments, Beginning Balance	$ 4,311
Net Additions and (Warrants Exercised)	69
Movements in foreign exchange	100
Fair value adjustments for the period	(304)
Fair Value of long term investments, Ending Balance	4,176
Common Shares [Member]
Statement [Line Items]
Fair Value of long term investments, Beginning Balance	3,197
Net Additions and (Warrants Exercised)	1,184
Movements in foreign exchange	100
Fair value adjustments for the period	(305)
Fair Value of long term investments, Ending Balance	4,176
Warrants [Member]
Statement [Line Items]
Fair Value of long term investments, Beginning Balance	1,114
Net Additions and (Warrants Exercised)	(1,114)
Movements in foreign exchange	0
Fair value adjustments for the period	0
Fair Value of long term investments, Ending Balance	0
Other long-term investments [Member]
Statement [Line Items]
Fair Value of long term investments, Beginning Balance	0
Net Additions and (Warrants Exercised)	(1)
Movements in foreign exchange	0
Fair value adjustments for the period	1
Fair Value of long term investments, Ending Balance	$ 0